Reinsurance (Tables)	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Impact of Athene Transaction
The following table summarizes the impact of the Athene transaction on the consolidated income statements (in millions):

December 31, 2020
Contractual ceding commission	$1,202
Cost of reinsurance write-off (1)	(2,520)
DAC and DSI write-off	(764)
Total pretax loss on Athene Reinsurance Transaction	$(2,082)
(1) Cost of reinsurance reflects the net impact of the fair value of assets of $30.1 billion and ceded reserves of $27.6 billion.

Assets and Liabilities Held in Support of Reserves Associated with Funds Withheld Reinsurance Agreements
The following assets and liabilities were held in support of reserves associated with the Company’s funds withheld reinsurance agreements and were reported in the respective financial statement line items in the consolidated balance sheets (in millions):

	December 31,
	2021	2020
Assets
Debt securities, available-for-sale	$19,094	$24,474
Debt securities, at fair value under the fair value option	164	168
Equity securities	116	42
Mortgage loans	4,739	2,986
Policy loans	3,483	3,471
Freestanding derivative instruments, net	37	(13)
Other invested assets	715	125
Cash and cash equivalents	438	394
Accrued investment income	162	190
Other assets and liabilities, net	(56)	23
Total assets (1)	$28,892	$31,860

Liabilities
Funds held under reinsurance treaties (2)	$29,007	$31,972
Total liabilities	$29,007	$31,972
(1)     Certain assets are reported at amortized cost while the fair value of those assets is reported in the embedded derivative in the funds withheld liability.
(2)     Includes funds withheld embedded derivative of $120 million and $827 million at December 31, 2021 and 2020, respectively.

Sources of Income Related to Funds Withheld Under Reinsurance Treaties
The sources of net investment income were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Debt securities (1)	$1,063	$1,579	$2,132
Equity securities	8	(4)	22
Mortgage loans	319	365	392
Policy loans	73	79	89
Limited partnerships	559	105	184
Other investment income	14	14	42
Total investment income excluding funds withheld assets	2,036	2,138	2,861

Net investment income on funds withheld assets (see Note 8)	1,188	792	330

Investment expenses:
Derivative trading commission	(3)	(5)	(4)
Depreciation on real estate	(11)	(11)	(11)
Other investment expenses (2)	(124)	(133)	(158)
Total investment expenses	(138)	(149)	(173)
Net investment income	$3,086	$2,781	$3,018
(1) Includes unrealized gains and losses on securities for which the Company elected the fair value option.
(2) Includes interest expense and market appreciation on deferred compensation; investment software expense, custodial fees, and other bank fees; institutional product issuance related expenses; and other expenses.
The sources of income related to funds withheld under reinsurance treaties reported in net investment income in the consolidated income statements were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Debt securities	$762	$490	$8
Equity securities	5	2	—
Mortgage loans	179	51	—
Policy loans	314	315	321
Limited partnerships	35	—	—
Other investment income	—	—	1
Total investment income on funds withheld assets	1,295	858	330
Other investment expenses on funds withheld assets (1)	(107)	(66)	—
Total net investment income on funds withheld reinsurance treaties	$1,188	$792	$330

(1)     Includes management fees.

Gains And Losses On Funds Withheld Reinsurance Treaties
The gains and losses on funds withheld reinsurance treaties as a component of net gains (losses) on derivatives and investments in the consolidated income statements were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Available-for-sale securities
Realized gains on sale	$536	$2,074	$—
Realized losses on sale	(52)	(12)	—
Credit loss expense	(1)	—	—
Gross impairments	—	(2)	—
Credit loss expense on mortgage loans	23	(47)	—
Other	(29)	4	—
Net gains (losses) on non-derivative investments	477	2,017	—
Net gains (losses) on derivative instruments	58	(228)	—
Net gains (losses) on funds withheld payable under reinsurance treaties (1)	(556)	(1,349)	(330)
Total net gains (losses) on derivatives and investments	$(21)	$440	$(330)

(1) Includes the Athene embedded derivative gain (loss) of $707 million and $(827) million for the years ended December 31, 2021 and 2020, respectively.

Components of Reinsurance Recoverable, and Premiums and Benefits
The effect of reinsurance on premiums and benefits was as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Premiums
Direct	$392	$309	$558
Assumed	42	47	456
Ceded	(327)	(226)	(477)
Total premium	$107	130	537

Benefits
Direct	$1,381	$1,481	$1,403
Assumed	876	749	794
Ceded	(861)	(663)	(662)
Change in reserves, net of reinsurance	(504)	(332)	$(105)
Total benefits	$892	$1,235	$1,430
Components of the Company’s reinsurance recoverable were as follows (in millions):

	December 31,
	2021	2020
Reserves:
Life	$5,845	$5,981
Accident and health	547	569
Guaranteed minimum income benefits	262	340
Other annuity benefits (1)	25,633	27,544
Claims liability and other	882	877
Total	$33,169	$35,311
(1) Other annuity benefits primarily attributable to fixed and fixed index annuities reinsured with Athene.